OPPENHEIMER ETF TRUST

OPPENHEIMER LARGE CAP REVENUE ETF
OPPENHEIMER MID CAP REVENUE ETF
OPPENHEIMER SMALL CAP REVENUE ETF
OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
OPPENHEIMER INTERNATIONAL REVENUE ETF
OPPENHEIMER EMERGING MARKETS REVENUE ETF
OPPENHEIMER GLOBAL REVENUE ETF
OPPENHEIMER ESG REVENUE ETF

OPPENHEIMER GLOBAL ESG REVENUE ETF

OPPENHEIMER RUSSELL 1000® LOW VOLATILITY FACTOR ETF
OPPENHEIMER RUSSELL 1000® MOMENTUM FACTOR ETF
OPPENHEIMER RUSSELL 1000® QUALITY FACTOR ETF
OPPENHEIMER RUSSELL 1000® SIZE FACTOR ETF
OPPENHEIMER RUSSELL 1000® VALUE FACTOR ETF
OPPENHEIMER RUSSELL 1000® YIELD FACTOR ETF
OPPENHEIMER RUSSELL 1000® DYNAMIC MULTIFACTOR ETF
OPPENHEIMER RUSSELL 2000® DYNAMIC MULTIFACTOR ETF

Supplement dated March 15, 2018 to the
Summary Prospectus

This supplement amends the Summary Prospectus of each of the above referenced funds (the “Funds”), each a series of Oppenheimer ETF Trust, and is in addition to any other supplement(s). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Summary Prospectus.

Effective March 19, 2018:

1.	For Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Financials Sector Revenue ETF, Oppenheimer Ultra Dividend Revenue ETF, Oppenheimer International Revenue ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF, Oppenheimer ESG Revenue ETF, and Oppenheimer Global ESG Revenue ETF, each section titled "Fund Summaries" - "Portfolio Managers" is deleted in its entirety and replaced with the following:

Portfolio Managers. Frank Vallario has been Vice President of the Fund since October 2017 and portfolio manager of the Fund since August 2017. Donal Bishnoi has been portfolio manager of the Fund since March 2018.

2.	For Oppenheimer Russell 1000® Low Volatility Factor ETF, Oppenheimer Russell 1000® Momentum Factor ETF, Oppenheimer Russell 1000® Quality Factor ETF, Oppenheimer Russell 1000® Size Factor ETF, Oppenheimer Russell 1000® Value Factor ETF, Oppenheimer Russell 1000® Yield Factor ETF, Oppenheimer Russell 1000® Dynamic Multifactor ETF, Oppenheimer Russell 2000® Dynamic Multifactor ETF, each section titled "Fund Summaries" - "Portfolio Managers" is deleted in its entirety and replaced with the following:

Portfolio Managers. Frank Vallario has been Vice President of the Fund since October 2017 and portfolio manager of the Fund since its inception. Donal Bishnoi has been portfolio manager of the Fund since March 2018.

March 15, 2018	PS0000.189